Hodges Fund
Retail Class Ticker HDPMX

Hodges Small Cap Fund
Retail Class Ticker HDPSX
Institutional Class Ticker HDSIX

(each a “Fund” and collectively, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated July 28, 2021 to
Statutory Prospectus dated July 29, 2021

Effective September 1, 2021, the Hodges Fund’s management fee and Expense Cap will return to 0.85% and 0.90%, respectively. Effective September 1, 2021, the Hodges Small Cap Fund’s management fee and Expense Cap will return to 0.85% and 1.12%, respectively.

As of September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), contractually agreed to lower its management fee from 0.85% to 0.82% of each of the Hodges Fund and the Hodges Small Cap Fund’s average daily net assets. This one-year temporary contractual waiver is in effect until August 31, 2021. In addition, as of September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), contractually agreed to waive a portion or all of its management fees and pay the Funds expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Hodges Fund, and 1.12% of average daily net assets of the Hodges Small Cap Fund, respectively (the “Expense Cap”). The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to the temporary advisory fee waiver agreement.

Effective until August 31, 2021, the table on page 47 of the Funds’ Prospectus, under the section entitled “MANAGEMENT OF THE FUNDS - Fund Expenses” is hereby replaced with the following:

Fund	Expense Cap
Hodges Fund	0.90%
Small Cap Fund	1.12%
Small Intrinsic Value Fund	1.04%
Blue Chip Equity Income Fund	1.05%

Please retain this Supplement with the Prospectus.

Hodges Fund
Retail Class Ticker HDPMX

Hodges Small Cap Fund
Retail Class Ticker HDPSX
Institutional Class Ticker HDSIX

(each a “Fund” and collectively, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated July 28, 2021 to
Statement of Additional Information (the “SAI”) dated July 29, 2021

Effective September 1, 2021, the Hodges Fund’s management fee and Expense Cap will return to 0.85% and 0.93%, respectively. Effective September 1, 2021, the Hodges Small Cap Fund’s management fee and Expense Cap will return to 0.85% and 1.15%, respectively.

As of September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), contractually agreed to lower its management fee from 0.85% to 0.82% of each of the Hodges Fund and the Hodges Small Cap Fund’s average daily net assets. This one-year temporary contractual waiver is in effect until August 31, 2021. In addition, as of September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), contractually agreed to waive a portion or all of its management fees and pay the Funds expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Hodges Fund, and 1.12% of average daily net assets of the Hodges Small Cap Fund, respectively (the “Expense Cap”). The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to the temporary advisory fee waiver agreement.

Effective until August 31, 2021, the table in the section entitled “THE FUND’S INVESTMENT ADVISOR” in the Funds’ SAI on page 38 is hereby replaced with the following:

Fund	Management Fee
Hodges Fund	0.82%
Small Cap Fund	0.82%
Small Intrinsic Value Fund	0.85%
Blue Chip Equity Income Fund	0.65%

Additionally, effective until August 31, 2021, the table in the section entitled “THE FUND’S INVESTMENT ADVISOR” in the Funds’ SAI on page 39 is hereby replaced with the following:

Fund	Expense Cap
Hodges Fund	0.90%
Small Cap Fund	1.12%
Small Intrinsic Value Fund	1.04%
Blue Chip Equity Income Fund	1.05%

Please retain this Supplement with the SAI.